Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Amount at Risk by Product and Guarantee [Line Items]
Debt carrying value	$ 470	$ 494
Funding agreements	2,100	2,000
Medium term notes | Global Medium Term Note
Net Amount at Risk by Product and Guarantee [Line Items]
Debt face amount	27,000
Debt carrying value	$ 5,900	$ 6,000
Interest-sensitive life
Net Amount at Risk by Product and Guarantee [Line Items]
Percentage of account values correspond to crediting rates that are at minimum guaranteed interest rates	80.00%	80.00%
Interest-sensitive life | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Interest rate assumptions	2.50%
Minimum guaranteed rates	2.50%
Interest-sensitive life | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Interest rate assumptions	6.00%
Minimum guaranteed rates	6.00%
Interest-sensitive life | Average
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	4.68%
Fixed annuity | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	1.00%
Fixed annuity | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	5.50%
Fixed annuity | Average
Net Amount at Risk by Product and Guarantee [Line Items]
Minimum guaranteed rates	1.93%
Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Percentage of account values correspond to crediting rates that are at minimum guaranteed interest rates	93.00%	94.00%